LOANS RECEIVABLE (Tables)	6 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Schedule of summary of loans receivable
March 31, 2013	September 30,
		2012		2011
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$241,968		$222,793		$196,533
Multi-family residential	4,751		5,051		5,723
Commercial real estate	18,599		19,333		21,175
Construction and land development	14,800		14,873		22,226
Commercial business	593		632		814
Consumer	421		523		613
Total loans	281,132		263,205		247,084
Undisbursed portion of loans-in-process	(1,872)		(1,629)		(3,773)
Deferred loan costs	1,489		989		564
Allowance for loan losses	(2,512)		(1,881)		(3,364)
Net loans	$278,237		$260,684		$240,511

Schedule of loans individually evaluated for impairment by loan segment

March 31, 2013 (unaudited)

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(unaudited)
	(Dollars in Thousands)
Individually evaluated for impairment	$15,959	$906	$2,623	$1,518	$—	$—	$21,006
Collectively evaluated for impairment	226,009	3,845	15,976	13,282	593	421	260,126
Total loans	$241,968	$4,751	$18,599	$14,800	$593	$421	$281,132

September 30, 2012

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(Dollars in Thousands)
Individually evaluated for impairment	$25,440	$916	$1,679	$2,573	$—	$—	$30,608
Collectively evaluated for impairment	197,353	4,135	17,654	12,300	632	523	232,597
Total loans	$222,793	$5,051	$19,333	$14,873	$632	$523	$263,205

September 30, 2011

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(Dollars in Thousands)
Individually evaluated for impairment	$7,652	$—	$545	$3,235	$—	$—	$11,432
Collectively evaluated for impairment	188,881	5,723	20,630	18,991	814	613	235,652
Total loans	$196,533	$5,723	$21,175	$22,226	$814	$613	$247,084

Schedule of impaired loans by class segregated by specific allowance was required and those for which a specific allowance was not necessary

                                                                                  March 31, 2013 (unaudited)

	Impaired Loans with Specific Allowance		Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(unaudited)
	(Dollars in Thousands)
One-to-four family residential	$—	$—	$15,959	$15,959	$15,959
Multi-family residential	—	—	906	906	906
Commercial real estate	—	—	2,623	2,623	2,623
Construction and land development	—	—	1,518	1,518	1,518
Total Loans	$—	$—	$21,006	$21,006	$21,006

                                                                                    September 30, 2012

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in Thousands)
One-to-four family residential	$—	$—	$25,440	$25,440	$25,440
Multi-family residential	—	—	916	916	916
Commercial real estate	—	—	1,679	1,679	1,679
Construction and land development	—	—	2,573	2,573	2,573
Commercial business	—	—	—	—	—
Consumer	—	—	—	—	—
Total Loans	$—	$—	$30,608	$30,608	$30,608

                                                                                 September 30, 2011

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in Thousands)
One-to-four family residential	$7,652	$495	$—	$7,652	$8,402
Multi-family residential	—	—	—	—	—
Commercial real estate	—	—	545	545	545
Construction and land development	—	—	3,235	3,235	6,846
Commercial business	—	—	—	—	—
Consumer	—	—	—	—	—
Total Loans	$7,652	$495	$3,780	$11,432	$15,793

Schedule of average recorded investment in impaired loans and related interest income recognized for the periods
	Six Months Ended March 31, 2013
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$18,865	$325	$69
Multi-family residential	909	33	—
Commercial real estate	1,569	30	12
Construction and land development	1,730	63	—
Total	$23,073	$451	$81

	Six Months Ended March 31, 2012
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$11,295	$102	$161
Commercial real estate	852	8	—
Construction and land development	2,878	29	—
Total	$15,025	$139	$161

	Year Ended September 30, 2012
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(Dollars in Thousands)
One-to four-family residential	$14,232	$608	$406
Multi-family residential	394	46	—
Commercial real estate	1,913	54	—
Construction and land development	4,995	122	—
Total	$21,533	$830	$406

	Year Ended September 30, 2011
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(Dollars in Thousands)
One-to four-family residential	$5,184	$—	$251
Construction and land development	4,122	189	—
Total	$9,306	$189	$251

Schedule of classes of the loan portfolio in which a formal risk weighting system is utilized

	March 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(unaudited)
	(Dollars in Thousands)
Multi-family residential	$3,845	$—	$906	$—	$4,751
Commercial real estate	15,976	—	2,623	—	18,599
Construction and land development	13,282	—	1,518	—	14,800
Commercial business	593	—	—	—	593
Total Loans	$33,696	$—	$5,047	$—	$38,743

	September 30, 2012
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(Dollars in Thousands)
Multi-family residential	$4,135	$—	$916	$—	$5,051
Commercial real estate	17,654	—	1,679	—	19,333
Construction and land development	12,300	—	2,573	—	14,873
Commercial business	632	—	—	—	632
Total Loans	$34,721	$—	$5,168	$—	$39,889

	September 30, 2011
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(Dollars in Thousands)
Multi-family residential	$5,723	$—	$—	$—	$5,723
Commercial real estate	20,630	—	545	—	21,175
Construction and land development	11,917	3,901	6,408	—	22,226
Commercial business	814	—	—	—	814
Total Loans	$39,084	$3,901	$6,953	$—	$49,938

Schedule of loans in which a formal risk rating system is not utilized, but loans are segregated between performing and non-performing
March 31, 2013
	Performing	Non-Performing	Total Loans
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$237,840	$4,128	$241,968
Consumer	421	—	421
Total Loans	$238,261	$4,128	$242,389

	September 30, 2012
	Performing	Non-Performing	Total Loans
	(Dollars in Thousands)
One-to four-family residential	$209,889	$12,904	$222,793
Consumer	523	—	523
Total Loans	$210,412	$12,904	$223,316

	September 30, 2011
	Performing	Non-Performing	Total Loans
	(Dollars in Thousands)
One-to four-family residential	$186,219	$10,314	$196,533
Consumer	613	—	613
Total Loans	$186,832	$10,314	$197,146

Schedule of loan categories of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans
March 31, 2013
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$237,711	$129	$4,128	$—	$129	$241,968	$4,128
Multi-family residential	4,751	—	—	—	—	4,751	—
Commercial real estate	17,538	331	730	—	331	18,599	2,050
Construction and land development	14,800	—	—	—	—	14,800	—
Commercial business	593	—	—	—	—	593	—
Consumer	411	10	—	—	10	421	—
Total Loans	$275,804	$470	$4,858	$—	$470	$281,132	$6,178
September 30, 2012
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(Dollars in Thousands)
One-to four-family residential	$217,061	$1,108	$4,624	$—	$1,108	$222,793	$12,904
Multi-family residential	5,051	—	—	—	—	5,051	—
Commercial real estate	18,859	233	241	—	233	19,333	597
Construction and land development	14,356	—	517	—	—	14,873	517
Commercial business	632	—	—	—	—	632	—
Consumer	522	1	—	—	1	523	—
Total Loans	$256,481	$1,342	$5,382	$—	$1,342	$263,205	$14,018

	September 30, 2011
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(Dollars in Thousands)
One-to four-family residential	$190,822	$3,048	$2,663	$—	$3,048	$196,533	$10,314
Multi-family residential	5,723	—	—	—	—	5,723	—
Commercial real estate	20,272	358	545	—	358	21,175	545
Construction and land development	20,454	—	1,772	—	—	22,226	1,772
Commercial business	814	—	—	—	—	814	—
Consumer	613	—	—	—	—	613	—
Total Loans	$238,698	$3,406	$4,980	$—	$3,406	$247,084	$12,631

Schedule of primary segments of the allowance for loan losses, segmented into the amount required for loans individually evaluated for impairment and collectively evaluated for impairment
Six Month Ended March 31, 2013
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(unaudited)
	(Dollars in Thousands)
ALLL balance at September 30, 2012	$830	$7	$125	$745	$3	$1	$170	$1,881
Charge-offs	(154)	—	—	—	—	—	—	(154)
Recoveries	25	—	—	760	—	—	—	785
Provision	100	—	50	(208)	—	—	58	—
ALLL balance at March 31, 2013	$801	$7	$175	$1,297	$3	$1	$228	$2,512
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	$801	$7	$175	$1,297	$3	$1	$228	$2,512

	Six Month Ended March 31, 2012
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(unaudited)
	(Dollars in Thousands)
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	—	$3,364
Charge-offs	(261)	—	—	(303)	—	—	—	(564)
Recoveries	—	—	—	—	—	—	—	—
Provision	187	94	52	(256)	1	—	276	250
ALLL balance at March 31, 2012	$1,577	$101	$169	$922	$4	$1	$276	$3,050
Individually evaluated for impairment	$957	$—	$—	$—	$—	$—	$—	$957
Collectively evaluated for impairment	$620	$101	$169	$922	$4	$1	$276	$2,093

Year Ended September 30, 2012
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(Dollars in Thousands)
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	$—	$3,364
Charge-offs	(1,905)	—	—	(303)	—	—	—	(2,208)
Recoveries	—	—	—	—	—	—	—	—
Provision	1,084	—	(96)	(433)	—	—	170	725
ALLL balance at September 30, 2012	$830	$7	$125	$745	$3	$1	$170	$1,881
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	$830	$7	$125	$745	$3	$1	$170	$1,881

	Year Ended September 30, 2011
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(Dollars in Thousands)
ALLL balance at September 30, 2010	$672	$4	$560	$1,909	$3	$1	$2	$3,151
Charge-offs	(750)	—	—	(3,667)	—	—	—	(4,417)
Recoveries	—	—	—	—	—	—	—	—
Provision	1,729	3	(339)	3,239	—	—	(2)	4,630
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	$—	$3,364
Individually evaluated for impairment	$495	$—	$—	$—	$—	$—	$—	$495
Collectively evaluated for impairment	$1,156	$7	$221	$1,481	$3	$1	$—	$2,869

Schedule of troubled debt restructurings
	Number of Contracts		Pre-modification Outstanding Recorded Investment		Post-modification Outstanding Recorded Investments
(Dollars in Thousands)
One-to-four family residential		—		$—		$—
Multi-family residential		—		—		—
Commercial real estate		1		1,321		1,321
Construction and land development		—		—		—
Commercial business		—		—		—
Consumer		—		—		—